PGIM Jennison Focused Growth Fund Investment Strategy - PGIM Jennison Focused Growth Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments whose price will increase over the long term. The Fund normally invests at least 65% of its total assets in equity and equity-related securities of companies that the subadviser believes have strong capital appreciation potential. These companies are generally medium- to large-capitalization companies. In deciding which equities to buy, the subadviser uses what is known as a growth investment style to select approximately 20 to 50 issuers. The subadviser considers selling or reducing an equity position when, in the opinion of the portfolio managers, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A stock's price decline does not necessarily mean that the subadviser will sell the stock at that time. The equity and equity-related securities in which the Fund primarily invests are common stocks, non-convertible preferred stocks and convertible securities. The Fund participates in the initial public offering (“IPO”) market. The Fund also may invest in foreign securities. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. At times, the Fund may have a significant portion of its assets invested in the same economic sector.